CONCENTRATIONS (Details Narrative)	3 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Notes to Financial Statements
Accounts receivable	0.49
Service revenue	0.38
Sales revenue	0.02
Total revenue	0.03	0.38